LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 3) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2014
Purchased Loans at Acquisition Date
Contractually required payments including interest	€ 1,508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accreable yield	178
Fair Value of loans acquired	660
Rollforward of Accretable Yield
Accretable yield January 1,	165	0
Additions	0	178
Accretion	(26)	(13)
Accretable yield December 31,	139	165	0
Financing Receivable Impaired
Average recorded balance	21,695	22,995	20,653
Interest income recognized on a cash basis	150	161	172
Troubled Debt Restructurings [Abstract]
Total balance			376
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	8,989	10,109	7,073
Securitized Loans Textual Details [Abstract]
Full redemption of class A notes of Revolver 2008 Plc				265
Full redemption of class B notes of Revolver 2008 Plc				269
Current Loans
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	4,499	4,358	2,754
Past due 31-90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	594	1,111	866
Past due greater than 90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	3,896	4,640	3,453
Payment modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	3,988	3,999	2,611
Combination modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	2,753	4,686	3,792
Term modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	1,415	710	290
Interest only modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	568	538	279
Other
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	265	176	101
Greek
Financing Receivable Impaired
Related allowance	(7,650)	(6,128)
Total recorded balance	18,661	17,575
Average recorded balance	17,824	19,285
Interest income recognized during the period the loan was impaired	180	97
Interest income recognized on a cash basis	113	90
Troubled Debt Restructurings [Abstract]
Total balance	2,452	3,357	3,413
Allowance for loan losses	(281)	(357)	(376)
Interest income recognized during the period	37	59	58
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	1,282	1,859	2,146
Foreign
Financing Receivable Impaired
Related allowance	(1,584)	(1,486)
Total recorded balance	3,968	4,557
Average recorded balance	3,871	3,710
Interest income recognized during the period the loan was impaired	86	133
Interest income recognized on a cash basis	37	71
Troubled Debt Restructurings [Abstract]
Total balance	548	641
Allowance for loan losses	(70)	(36)	(34)
Interest income recognized during the period	21	51	21
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	136	338	239
Residential Mortgages Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	603	330
Average recorded balance with no related allowance	467	217
Interest income recognized during the period the loan was impaired with no related allowance	6	8
Interest income recognized on a cash basis with no related allowance	6	0
Total recorded balance with related allowance	6,708	6,841
Average recorded balance with related allowance	6,775	6,127
Interest income recognized during the period the loan was impaired with related allowance	34	16
Interest income recognized on a cash basis with related allowance	30	26
Related allowance	(1,238)	(846)
Troubled Debt Restructurings [Abstract]
Total balance	1,451	1,737	1,899
Allowance for loan losses	(66)	(63)	(116)
Interest income recognized during the period	11	12	16
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	896	1,226	1,367
Residential Mortgages Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	5	10
Average recorded balance with no related allowance	9	11
Interest income recognized during the period the loan was impaired with no related allowance	0	0
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	366	347
Average recorded balance with related allowance	373	206
Interest income recognized during the period the loan was impaired with related allowance	7	6
Interest income recognized on a cash basis with related allowance	0	4
Related allowance	(82)	(72)
Troubled Debt Restructurings [Abstract]
Total balance	38	27	34
Allowance for loan losses	(1)	(3)	(2)
Interest income recognized during the period	1	2	2
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	2	16	34
Consumer Other Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	223	254
Average recorded balance with no related allowance	239	201
Interest income recognized during the period the loan was impaired with no related allowance	9	20
Interest income recognized on a cash basis with no related allowance	9	0
Total recorded balance with related allowance	2,665	2,876
Average recorded balance with related allowance	2,771	2,766
Interest income recognized during the period the loan was impaired with related allowance	24	10
Interest income recognized on a cash basis with related allowance	23	24
Related allowance	(1,942)	(1,791)
Troubled Debt Restructurings [Abstract]
Total balance	300	502	674
Allowance for loan losses	(49)	(94)	(139)
Interest income recognized during the period	7	10	16
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	263	307	432
Consumer Other Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	32	17
Average recorded balance with no related allowance	36	19
Interest income recognized during the period the loan was impaired with no related allowance	1	2
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	492	569
Average recorded balance with related allowance	543	512
Interest income recognized during the period the loan was impaired with related allowance	38	35
Interest income recognized on a cash basis with related allowance	13	20
Related allowance	(332)	(359)
Troubled Debt Restructurings [Abstract]
Total balance	73	64	87
Allowance for loan losses	(24)	(7)	(10)
Interest income recognized during the period	5	5	6
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	6	34	70
Consumer Credit Card Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with related allowance	729	678
Average recorded balance with related allowance	703	657
Interest income recognized during the period the loan was impaired with related allowance	0	4
Interest income recognized on a cash basis with related allowance	0	0
Related allowance	(644)	(628)
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	0	0	0
Consumer Credit Card Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	56	257
Average recorded balance with no related allowance	117	75
Interest income recognized during the period the loan was impaired with no related allowance	1	30
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	437	466
Average recorded balance with related allowance	399	660
Interest income recognized during the period the loan was impaired with related allowance	1	8
Interest income recognized on a cash basis with related allowance	14	16
Related allowance	(257)	(291)
Troubled Debt Restructurings [Abstract]
Total balance	158	310	79
Allowance for loan losses	(28)	(3)	(5)
Interest income recognized during the period	1	30	9
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	64	143	79
Small Business Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	214	65
Average recorded balance with no related allowance	140	56
Interest income recognized during the period the loan was impaired with no related allowance	1	5
Interest income recognized on a cash basis with no related allowance	1	0
Total recorded balance with related allowance	2,411	2,460
Average recorded balance with related allowance	2,403	2,229
Interest income recognized during the period the loan was impaired with related allowance	21	5
Interest income recognized on a cash basis with related allowance	7	8
Related allowance	(1,413)	(974)
Troubled Debt Restructurings [Abstract]
Total balance	352	350	364
Allowance for loan losses	(89)	(64)	(57)
Interest income recognized during the period	11	4	7
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	56	53	113
Small Business Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	16	24
Average recorded balance with no related allowance	21	27
Interest income recognized during the period the loan was impaired with no related allowance	0	1
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	693	867
Average recorded balance with related allowance	565	608
Interest income recognized during the period the loan was impaired with related allowance	18	26
Interest income recognized on a cash basis with related allowance	0	2
Related allowance	(329)	(288)
Troubled Debt Restructurings [Abstract]
Total balance	66	66	33
Allowance for loan losses	(8)	(3)	(4)
Interest income recognized during the period	4	1	1
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	8	9	24
Other Commercial Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	403	766
Average recorded balance with no related allowance	557	595
Interest income recognized during the period the loan was impaired with no related allowance	4	6
Interest income recognized on a cash basis with no related allowance	4	18
Total recorded balance with related allowance	4,705	3,305
Average recorded balance with related allowance	3,769	6,437
Interest income recognized during the period the loan was impaired with related allowance	81	23
Interest income recognized on a cash basis with related allowance	33	14
Related allowance	(2,413)	(1,889)
Troubled Debt Restructurings [Abstract]
Total balance	349	768	476
Allowance for loan losses	(77)	(136)	(64)
Interest income recognized during the period	8	33	19
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	67	273	234
Other Commercial Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	152	226
Average recorded balance with no related allowance	260	168
Interest income recognized during the period the loan was impaired with no related allowance	8	4
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	1,719	1,774
Average recorded balance with related allowance	1,548	1,424
Interest income recognized during the period the loan was impaired with related allowance	12	21
Interest income recognized on a cash basis with related allowance	10	29
Related allowance	(584)	(476)
Troubled Debt Restructurings [Abstract]
Total balance	213	174	143
Allowance for loan losses	(9)	(20)	(13)
Interest income recognized during the period	10	13	3
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	€ 56	€ 136	€ 32
Nbg I
Covered Bonds Parentheticals [Line Items]
Issuer	Bank i
Issuance Date	November 10, 2014
Maturity Date	From June 2015 to June 2021
Interest Rate Stated Percentage	From ECB rate plus 170 bps to three month Euribor plus 250 bps
Nbg II
Covered Bonds Parentheticals [Line Items]
Issuer	Bank ii
Issuance Date	November 10, 2014
Maturity Date	From June 2017 to June 2020 From ECB rate plus 200 bps to three month Euribor plus 240 bps
Nbg III
Covered Bonds Parentheticals [Line Items]
Issuer	Bank iii
Issuance Date	November 10, 2014
Maturity Date	From ECB rate plus 230 bps to three month Euribor plus 230 bps
Nbg IV
Covered Bonds Parentheticals [Line Items]
Issuer	November 10, 2014 Bank iv
Maturity Date	From ECB rate plus 210 bps to three month Euribor plus 210 bps